FAIR VALUE DISCLOSURES (DETAILS 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs [Abstract]
Fair Value Measurements Not Included In Quantitative Information About Level 3 Fair Value Measurements	$ 33	$ 30
Fair Value Measurements Not Included In Quantitative Information Percentage Of Total Assets Classified As Level 3	100.00%	39.50%
Fair Value Measurements Not Included In Quantitative Information Percentage Of Total Assets Measured At Fair Value On Recurring Basis	1.20%	0.80%
Corporate Debt Securities [Member] | Matrix Pricing Model Valuation Technique [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		11
Fair Value Inputs [Abstract]
Percentage Of Level 3 Asset Fair Value		31.40%
Corporate Debt Securities [Member] | Matrix Pricing Model Valuation Technique [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Spread Over Industry Yield Curve BPS		600
Corporate Debt Securities [Member] | Matrix Pricing Model Valuation Technique [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Spread Over Industry Yield Curve BPS		650
Commercial Mortgage Backed Securities [Member] | Discounted Cash Flow Valuation Technique [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		35
Fair Value Inputs [Abstract]
Probability Of Default		55.00%
Loss Severity		49.00%
Commercial Mortgage Backed Securities [Member] | Discounted Cash Flow Valuation Technique [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Constant Default Rate		3.00%
Discount Rate		3.72%
Commercial Mortgage Backed Securities [Member] | Discounted Cash Flow Valuation Technique [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Constant Default Rate		25.00%
Discount Rate		13.42%
GMIB Reinsurance Contracts [Member] | Discounted Cash Flow Valuation Technique [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		$ 7
Fair Value Inputs [Abstract]
Withdrawal Rates		3.50%
Non Performance Risk		13.5
GMIB Reinsurance Contracts [Member] | Discounted Cash Flow Valuation Technique [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Lapse Rates		2.50%
GMIB Utilization Rates		0.00%
Expected Volatility Rate- Equity		24.00%
GMIB Reinsurance Contracts [Member] | Discounted Cash Flow Valuation Technique [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Lapse Rates		27.50%
GMIB Utilization Rates		15.00%
Expected Volatility Rate- Equity		36.00%